Energy Recovery Bonds (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005
Energy Recovery Bonds [Line Items]
Energy recovery bonds issued to refinance a regulatory asset			$ 2,700,000,000
Energy recovery bond		423,000,000
Debt instrument, maturity year	2012
Energy Recovery Bonds [Member]
Energy Recovery Bonds [Line Items]
Energy recovery bond	423,000,000	827,000,000
Average fixed interest rate	4.66%
First Series Of Energy Recovery Bonds [Member]
Energy Recovery Bonds [Line Items]
Debt instrument, issuance date	February 10, 2005
Energy recovery bond	1,900,000,000
Maturity date range, start	September 25, 2006
Maturity date range, end	December 25, 2012
Interest rate, minimum	4.37%
Interest rate, maximum	4.47%
Second Series Energy Recovery Bonds [Member]
Energy Recovery Bonds [Line Items]
Debt instrument, issuance date	November 9, 2005
Energy recovery bond	$ 844,000,000
Maturity date range, start	June 25, 2009
Maturity date range, end	December 25, 2012
Interest rate, minimum	5.03%
Interest rate, maximum	5.12%